Leases - Summary of Maturity Analysis of Lease Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Disclosure of maturity analysis of operating lease payments [line items]
Total lease commitments	$ 54,568
Impact of discounting remaining lease payments	(11,587)
Total lease liabilities	42,981
Non-current lease liabilities (Note 16)	29,508	$ 31,724
Current lease liabilities (Note 16)	13,473	$ 13,359
Less than 3 Months
Disclosure of maturity analysis of operating lease payments [line items]
Total lease commitments	3,466
Between 3 Months and 1 Year
Disclosure of maturity analysis of operating lease payments [line items]
Total lease commitments	10,398
Between 1 and 2 Years
Disclosure of maturity analysis of operating lease payments [line items]
Total lease commitments	11,619
Between 2 and 5 Years
Disclosure of maturity analysis of operating lease payments [line items]
Total lease commitments	15,286
After 5 Years
Disclosure of maturity analysis of operating lease payments [line items]
Total lease commitments	$ 13,799